ROCKHAVEN ASSET MANAGEMENT
THE RISK MANAGERS



The Rockhaven Fund

The Rockhaven Premier
Dividend Fund


[LOGO]







SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED MARCH 31, 2001

Dear Investor:

To begin, I want to send my personal thanks to all of our shareholders. Despite the downright ugly conditions we have seen in the equity markets over the last year, our funds have suffered minimal redemptions. We see this as a sign of educated investors and value your trust and confidence. It is easy to be a market participant during bull markets, but it is the bear markets that separate true long-term investors from their short-term counterparts.

In the last year, as we have watched the implosion of the Internet Bubble, many have questioned the viability of the Internet as a new way of life. So much had been said regarding the rise of technology and the fundamental changes it will bring to our lives. The promises of endless interconnectivity, the abundance of boundless knowledge, and the efficiencies of a connected network, which were heralded not long ago, have receded from the spotlight. It is hard to believe in the power of the technology when we have such a limited grasp on its capability. The outperformance of these stocks in the market was affirmation of the power of technology, although we couldn't understand its intricacies. Now that these stocks have dwindled in value to mere pennies, has technology lost its gild?

Of course not...we are merely on the edge of a new era. Much like the Industrial Revolution and the Great Railroad Boom spurred speculation, so has technology. The rapid rise of innovations in the telecommunications and technology sector created tremendous excitement about the possibilities of the future. As this excitement grew and proliferated, more and more of us became convinced of the power technology yields. Investors wanted increasingly bigger pieces of the action, so they invested their dollars with companies full of promise, but no product.

Some of these companies were successful and have created the new paradigm; they became the new industry leaders, replacing the old (Dell versus Apple). Some failed to execute their ideas or bring products to market (Webvan). Some provide excellent products and services, but have yet to turn a profit (Amazon). However, no matter how the last decade is perceived, it cannot be denied that a life-changing shift has begun.

The Industrial Revolution did not occur overnight. There were numerous investors who lost their fortune in the steel industry in the late 1800s and even more people who lost their lives changing the way modern society lives

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            1                  2001 SEMI-ANNUAL REPORT
and works. Many railroad company operations were nothing more than "get rich quick" schemes, but we still use the rails to ship almost 40% of our freight! The evolution of these industries was slow and bumpy, but the fact remains that substantial economic change has always been surrounded by a period of speculation, hardship to certain economic segments, and the failure of the MAJORITY of players.

What has changed this time around is that the average person has assumed a greater personal stake in the successes and failures of the emerging new era. Everyday investors have a stake in these successes and failures. Rather than a, protracted dissemination of a new way of life, the majority of Americans have become instantly caught up in the technology and telecommunications industry, not only through our investments, but also in our lifestyles. This is truly a historical first.

This new era will emerge and we will see drastic changes to our everyday lives, but we won't see them immediately. There are still opportunities to invest in these emerging industries, but they are harder to find. There are still ways to make money, but it won't be easy.

In the last six months, we have become increasingly selective in our security selection process. Our focus has remained on limiting downside risk. We continue to look for companies with strong industry position, a profitable business model, and dedicated leadership.

The funds have performed well throughout. Both funds have performed more or less in line with their benchmarks year to date and both funds outperformed their benchmarks for the year 2000. The convertibles in both portfolios have held up beautifully and have become excellent sources of yield in the portfolios. We are beginning to see signs of life for the market and are capitalizing on new opportunities. While we believe value stocks have had a solid run in the last 12 months, we believe outperformance for the remainder of the year will most likely come from the growth-oriented names and are adjusting our portfolios accordingly.

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ROCKHAVEN ASSET MANAGEMENT            2                  2001 SEMI-ANNUAL REPORT

THE CURRENT ENVIRONMENT

* EARNINGS--While capital spending on technology has ground to a halt, the excesses will continue to be worked off during the next several quarters. Next year's comparisons will be much easier.

* INTEREST RATES--Four strong Fed easings, and a fifth on the way, have led to an improving equity market. Inflation remains subdued and the inverted yield curve has changed its direction. Very low short-term rates are making equities once again attractive to investors.

* LIQUIDITY--Money supply and assets in money market funds have been booming. The prospect of lower taxes is also bullish.

SUMMARY

While I would love to be outright bullish, the uncertainty surrounding the breadth and depth of the earnings collapse has kept me cautious. We continue to invest our portfolios sector-neutral to their appropriate benchmarks and are focusing on companies with earnings visibility and improving competitive positions. Our optimism is on the rise.

Once again, I thank you for your continued support.

/s/ Christopher Wiles

Christopher Wiles

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ROCKHAVEN ASSET MANAGEMENT            3                  2001 SEMI-ANNUAL REPORT

THE ROCKHAVEN FUND
Schedule of Investments
AT MARCH 31, 2001 (UNAUDITED)


 SHARES        COMMON STOCKS: 50.19%                               MARKET VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY: 2.07%
    3,200      Tiffany & Co.                                       $     87,200
                                                                   ------------
               CONSUMER STAPLES: 4.81%
    1,000      H. J. Heinz Company                                       40,200
    1,600      The Gillette Company                                      49,872
    1,150      The Quaker Oats Company                                  112,700
                                                                   ------------
                                                                        202,772
                                                                   ------------
               ENERGY: 3.51%
    1,824      Exxon Mobil Corporation                                  147,744
                                                                   ------------
               FINANCE: 12.14%
      750      American International Group, Inc.                        60,375
    2,599      Citigroup Inc.                                           116,903
    2,365      J.P. Morgan Chase & Co.                                  106,188
    1,100      Lehman Brothers Holdings Inc.                             68,970
    1,600      Mellon Financial Corporation                              64,832
    1,700      Merrill Lynch & Co.,. Inc.                                94,180
                                                                   ------------
                                                                        511,448
                                                                   ------------
               HEALTH CARE: 10.17%
    2,100      Abbott Laboratories                                       99,099
    1,500      Bristol-Myers Squibb Company                              89,100
    1,267      Johnson & Johnson                                        110,824
    1,500      Pfizer, Inc.                                              61,425
    1,860      Schering-Plough Corporation                               67,946
                                                                   ------------
                                                                        428,394
                                                                   ------------
               INDUSTRIALS: 6.51%
    1,500      Emerson Electric Co.                                      92,940
    2,500      General Electric Company                                 104,650
    1,350      Illinois Tools Works Inc.                                 76,734
                                                                   ------------
                                                                        274,324
                                                                   ------------
               INFORMATION TECHNOLOGY: 6.18%
    2,300      Corning Incorporated                                      47,587
    1,300      Electronic Data Systems Corporation                       72,618
    1,200      Microsoft Corp.(1)                                        65,625
    3,475      Motorola, Inc.                                            49,554
      800      Texas Instruments Inc.                                    24,784
                                                                   ------------
                                                                        260,168
                                                                   ------------
               MATERIALS: 2.08%
    2,150      E. I. du Pont de Nemours and Company                      87,505
                                                                   ------------
               OTHER: 0.97%
      350      S&P 500 Depository Receipt/Spdr Trust Series I            40,842
                                                                   ------------
               TELECOMMUNICATIONS SERVICES: 1.75%
    1,800      BellSouth Corporation                                     73,656
                                                                   ------------
               Total Common Stocks (Cost $2,154,325)               $  2,114,053
                                                                   ------------

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            4                  2001 SEMI-ANNUAL REPORT

THE ROCKHAVEN FUND
Schedule of Investments
AT MARCH 31, 2001 (UNAUDITED)


 SHARES        CONVERTIBLE PREFERRED STOCKS: 26.50%                MARKET VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY: 2.54%
    1,800      Cox Communications, Inc., 7%                        $    107,100
                                                                   ------------
               CONSUMER STAPLES: 2.76%
    1,600      The Estee Lauder Companies Inc., 6.25%                   116,208
                                                                   ------------
               ENERGY: 2.98%
    1,300      Apache Corporation, $2.015                                63,089
    1,700      EOG Resources/Enron Corporation, 7%                       62,305
                                                                   ------------
                                                                        125,394
                                                                   ------------
               FINANCE: 4.34%
      850      MetLife Capital Trust I, 8%                               80,325
    1,250      Washington Mutual, Inc., 8%                              102,625
                                                                   ------------
                                                                        182,950
               HEALTH CARE: 1.59%
    1,500      Pharmacia Corporation, 6.5%                               66,975
                                                                   ------------
               INFORMATION TECHNOLOGY: 4.11%
    2,700      Amdocs Automatic, 6.75%                                  114,750
      600      Tribune Company/America Online (PHONES), 2%               58,200
                                                                   ------------
                                                                        172,950
                                                                   ------------
               ELECOMMUNICATION SERVICES: 3.93%
      470      Global Crossing Ltd., 6.75%                               73,907
    1,500      Qwest Trends Trust, 5.75%(2)                              91,500
                                                                   ------------
                                                                        165,407
                                                                   ------------
               UTILITIES: 4.25%
      900      Calpine "High Tides" Capital Trust II, 5.5%               97,538
    3,000      Duke Energy Corporation, 8.25%                            81,750
                                                                   ------------
                                                                        179,288
                                                                   ------------
               Total Convertible Preferred Stock
                 (Cost $1,082,219)                                 $  1,116,272
                                                                   ------------

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            5                  2001 SEMI-ANNUAL REPORT

THE ROCKHAVEN FUND
Schedule of Investments
AT MARCH 31, 2001 (UNAUDITED)


PRINCIPAL
 AMOUNT        CONVERTIBLE BONDS: 21.95%                           MARKET VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY: 6.52%
  105,000      Costco Companies, Inc., 0%, 8/19/2017(1)            $     98,569
  220,000      Four Seasons Hotel, Inc., Lyons, 0%, 9/23/2029(1)         71,500
   60,000      Omnicom Group Inc., 2.25%, 1/6/2013                      104,775
                                                                   ------------
                                                                        274,844
                                                                   ------------
               HEALTH CARE: 2.29%
   80,000      Amerisource Health, 5%, 12/1/2007(2)                      96,300
                                                                   ------------
               INDUSTRIAL: 4.31%
  160,000      SPX Corporation, 0%, 2/6/2021 (1,2)                       88,800
   90,000      UPS, 1.75%, 9/27/2007                                     92,700
                                                                   ------------
                                                                        181,500
                                                                   ------------
               INFORMATION TECHNOLOGY: 8.83%
   50,000      Affiliated Computer Services, Inc. (convertible
                 into shares of Affiliated Computer Services),
                 4%, 3/15/2005                                     $     80,375
   30,000      Burr-Brown Corporation (convertible into shares
                 of Texas Instruments), 4.25%, 2/15/2007(2)              33,300
   75,000      DDI Corporation, 5.25%, 3/1/2008                          61,594
   75,000      Juniper Networks, Inc., 4.75%, 3/15/2007                  54,938
  770,000      Peregrine, 5.5%, 11/15/2007(2)                            74,287
   80,000      Rational Software Corporation, 5%, 2/1/2007               67,600
                                                                   ------------
                                                                        372,094
                                                                   ------------
               Total Convertible Bonds (Cost $1,006,163)           $    924,738
                                                                   ------------

PRINCIPAL
 AMOUNT        SHORT-TERM INVESTMENTS: 0.66%                       MARKET VALUE
--------------------------------------------------------------------------------
$  27,678      Firstar Stellar Treasury Fund (Cost $27,678)        $     27,678
                                                                   ------------
               Total Investments in Securities
                 (Cost $4,270,385)3: 99.30%                           4,182,741
               Other Assets in Excess of Liabilities: 0.70%              29,660
                                                                   ------------
               NET ASSETS: 100%                                    $  4,212,401
                                                                   ------------

(1)  NON-INCOME PRODUCING.

(2) SECURITIES ISSUED IN RELIANCE ON RULE 144A OF THE SECURITIES ACT OF 1933. RULE 144A SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES HAVE BEEN DETERMINED BY THE ADVISOR TO BE LIQUID PURSUANT TO PROCEDURES ADOPTED BY THE TRUSTEES. AT MARCH 31, 2001, THESE SECURITIES AMOUNTED TO $350,887, REPRESENTING 8.33% OF NET ASSETS.

(3) AT MARCH 31, 2001, GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF SECURITIES WERE AS FOLLOWS:

         Gross unrealized appreciation                             $    238,864
         Gross unrealized depreciation                                 (326,508)
                                                                   ------------
         Net unrealized appreciation                               $    (87,644)
                                                                   ------------

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            6                  2001 SEMI-ANNUAL REPORT

THE ROCKHAVEN FUND
Statement of Assets and Liabilities
AT MARCH 31, 2001 (UNAUDITED)

ASSETS
Investments in securities, at value (cost $4,270,385)               $ 4,182,741
  Receivables:
    Securities sold                                                      17,960
    Dividends and interest                                                8,169
    Due from advisor                                                     13,108
  Prepaid expenses                                                       24,637
                                                                    -----------
          Total assets                                                4,246,615
                                                                    -----------
LIABILITIES
  Payables:
    Securities purchased                                                 23,462
  Accrued expenses                                                       10,752
                                                                    -----------
          Total liabilities                                              34,214
                                                                    -----------

NET ASSETS                                                          $ 4,212,401
                                                                    ===========
Net asset value and redemption price per share
  [$4,212,401/389,303 shares outstanding; unlimited
  number of shares (par value $.01) authorized]                     $     10.82
                                                                    ===========

Maximum offering price per share ($10.82/.9425)                     $     11.48
                                                                    -----------

COMPONENTS OF NET ASSETS
  Paid-in capital                                                   $ 4,020,277
  Accumulated net realized gain on investments                          279,768
  Net unrealized appreciation on investments                            (87,644)
                                                                    -----------
          Net assets                                                $ 4,212,401
                                                                    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            7                  2001 SEMI-ANNUAL REPORT

THE ROCKHAVEN FUND
Statement of Operations
FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)


INVESTMENT INCOME
  Income
    Dividends                                                         $  36,466
    Interest                                                             15,024
                                                                      ---------
          Total income                                                   51,490
                                                                      ---------
  Expenses
    Advisory fees (Note 3)                                               16,943
    Professional fees                                                    15,032
    Fund accounting fees                                                 12,890
    Administration fees (Note 3)                                         10,602
    Transfer agent fees                                                  10,040
    Distribution fees (Note 4)                                            5,647
    Registration expense                                                  5,475
    Reports to shareholders                                               4,898
    Custody fees                                                          3,636
    Trustee fees                                                          2,361
    Other                                                                 2,116
    Insurance expense                                                       801
                                                                      ---------
      Total expenses                                                     90,441
      Less: advisory fee waiver and absorption (Note 3)                 (56,595)
                                                                      ---------
      Net expenses                                                       33,846
                                                                      ---------
          Net investment income                                          17,644
                                                                      =========
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized loss on investments                                     (205,618)
  Net change in unrealized appreciation on investments                 (724,217)
                                                                      ---------
      Net realized and unrealized loss on investments                  (929,835)
                                                                      ---------
          Net decrease in net assets resulting from operations        $(912,191)
                                                                      =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            8                  2001 SEMI-ANNUAL REPORT

THE ROCKHAVEN FUND
Statements of Changes in Net Assets


                                                               SIX MONTHS ENDED       YEAR ENDED
                                                               MAR. 31, 2001(1)     SEPT. 30, 2000
                                                               ----------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income                                           $    17,644         $    44,999
  Net realized (loss)/gain on investments                            (205,618)            478,572
  Net change in unrealized appreciation on investments               (724,217)            403,036
                                                                  -----------         -----------
          NET (DECREASE)/INCREASE IN NET ASSETS
            RESULTING FROM OPERATIONS                                (912,191)            926,607
                                                                  ===========         ===========
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                          (18,853)            (42,552)
  From net realized gain                                             (416,087)            (81,316)
                                                                  -----------         -----------
          TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        (434,940)           (123,868)
                                                                  ===========         ===========
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase in net assets derived from net change
    in outstanding shares (a)                                         610,392           1,153,052
                                                                  -----------         -----------
          TOTAL (DECREASE) / INCREASE IN NET ASSETS                  (736,739)          1,955,791
                                                                  ===========         ===========

NET ASSETS
Beginning of year                                                   4,949,140           2,993,349
                                                                  -----------         -----------
End of year                                                       $ 4,212,401         $ 4,949,140
                                                                  ===========         ===========

(a)  A summary of share transactions is as follows:

                                                YEAR ENDED                     YEAR ENDED
                                             MAR. 31, 2001(1)                SEPT. 30, 2000
                                       --------------------------       --------------------------
                                        SHARES           VALUE           SHARES           VALUE
                                       --------       -----------       --------       -----------
Shares sold                              35,780       $   446,741         95,600       $ 1,360,625
Shares issued in reinvestment
  of distributions                       31,153           356,394          7,279            96,478
Shares redeemed                         (14,955)         (192,743)       (20,929)         (304,051)
                                       --------       -----------       --------       -----------
Net increase                             51,978       $   610,392         81,950       $ 1,153,052
                                       ========       ===========       ========       ===========

(1)  UNAUDITED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            9                  2001 SEMI-ANNUAL REPORT

THE ROCKHAVEN FUND
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                  NOV. 3, 1997(1)
                                           SIX MONTHS           YEAR ENDED       YEAR ENDED          THROUGH
                                        MAR. 31, 2001(5)     SEPT. 30, 2000    SEPT. 30, 1999     SEPT. 30, 1998
                                        ----------------     --------------    --------------     --------------
Net asset value,
  beginning of period                       $ 14.67              $ 11.72           $  9.71           $ 10.00
                                            -------              -------           -------           -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                        0.06                 0.14              0.09              0.14
                                            -------              -------           -------           -------
  Net realized and unrealized
    gain/(loss) on investments                (2.62)                3.26              2.03             (0.29)
                                            -------              -------           -------           -------
Total from investment operations              (2.56)                3.40              2.12             (0.15)
                                            -------              -------           -------           -------
LESS DISTRIBUTIONS
  From net investment income                  (0.06)               (0.14)            (0.11)            (0.14)
  From net realized gain
    on investments                            (1.23)               (0.31)               --                --
                                            -------              -------           -------           -------
Total distributions                           (1.29)               (0.45)            (0.11)            (0.14)
                                            -------              -------           -------           -------
Net asset value, end of period              $ 10.82              $ 14.67           $ 11.72           $  9.71
                                            =======              =======           =======           =======

Total return(2)                              (17.97)%(3)           29.48%            21.88%            (1.61)%(3)
                                            =======              =======           =======           =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)        $   4.2              $   4.9           $   3.0           $   2.0

RATIO OF EXPENSES TO AVERAGE
NET ASSETS
  Before expense reimbursement                 4.00%(4)             3.80%             4.59%             8.51%(4)
  After expense reimbursement                  1.50%(4)             1.50%             1.50%             1.49%(4)

RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS
  After expense reimbursement                  0.78%(4)             1.07%             0.83%             1.82%(4)

Portfolio turnover rate                      110.54%              142.74%           113.36%            98.13%
                                            =======              =======           =======           =======

(1)  COMMENCEMENT OF OPERATIONS.

(2)  DOES NOT REFLECT SALES LOAD.

(3)  NOT ANNUALIZED.

(4)  ANNUALIZED.

(5)  UNAUDITED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            10                 2001 SEMI-ANNUAL REPORT

THE ROCKHAVEN PREMIER DIVIDEND FUND
Schedule of Investments

AT MARCH 31, 2001 (UNAUDITED)


 SHARES        COMMON STOCKS: 3.51%                                MARKET VALUE
--------------------------------------------------------------------------------

               MATERIALS: 2.63%
   48,800      AMEX Basic Industries SPDR                          $    974,536

               OTHER: 0.88%
    2,800      S&P 500 Depository Receipt/Spdr Trust Series I           326,732

               Total Common Stocks (Cost $1,398,078)               $  1,301,268


 SHARES        CONVERTIBLE PREFERRED STOCKS: 43.36%                MARKET VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY/STAPLES: 3.00%
   15,300      The Estee Lauder Companies Inc., 6.25%              $  1,111,239
                                                                   ------------
               ENERGY: 10.41%
   17,500      Apache Corporation, 6.75%                                849,275
   15,800      El Paso (Coastal), Feline prides, 6.625%                 707,840
   26,600      EOG Resources/Enron Corporation, 7%                      974,890
   19,000      K N Energy, Inc./Kinder Morgan, 8.25%                  1,318,600
                                                                   ------------
                                                                      3,850,605
                                                                   ------------
               FINANCIAL: 5.25%
    9,000      MetLife Capital Trust I, 8%                              850,500
   13,300      Washington Mutual, Inc., 8%                            1,091,930
                                                                   ------------
                                                                      1,942,430
                                                                   ------------
               HEALTH CARE: 2.57%
   21,300      Pharmacia Corporation, 6.5%                              951,045
                                                                   ------------
               MEDIA: 5.97%
   19,600      Cox Communications, Inc., 7%                           1,166,200
   10,750      Tribune Company/America Online (PHONES), 2%            1,042,750
                                                                   ------------
                                                                      2,208,950
                                                                   ------------
               TELECOMMUNICATIONS: 9.61%
   32,700      Amdocs Automatic, 6.75%                                1,389,750
    6,200      Global Crossing Ltd., 6.75%                              974,950
   19,500      Qwest Trends Trust, 5.75% 2                            1,189,500
                                                                   ------------
                                                                      3,554,200
                                                                   ------------
               UTILITIES: 6.55%
   11,700      Calpine "High Tides" Trust II, 5.5%                    1,267,987
   42,400      Duke Energy Corporation, 8.25%                         1,155,400
                                                                   ------------
                                                                      2,423,387
                                                                   ------------
               Total Convertible Preferred Stocks
                 (Cost $15,719,085)                                $ 16,041,856
                                                                   ------------

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            11                 2001 SEMI-ANNUAL REPORT

THE ROCKHAVEN PREMIER DIVIDEND FUND
Schedule of Investments
AT MARCH 31, 2001 (UNAUDITED)


PRINCIPAL
 AMOUNT        CONVERTIBLE BONDS: 51.31%                           MARKET VALUE
--------------------------------------------------------------------------------

               CONSUMER DISCRETIONARY/STAPLES: 5.14%
1,095,000      Costco Companies, Inc., 0%, 8/19/2017(1)            $  1,027,931
2,684,000      Four Seasons Hotel, Inc., Lyons, 0%, 9/23/2029(1)        872,300
                                                                   ------------
                                                                      1,900,231
                                                                   ------------
               FINANCIAL: 2.26%
  820,000      JPM/Jardine Matheson (JMH Finance),
                 4.75%, 9/6/2007(2)                                     837,425
                                                                   ------------
               HEALTH CARE: 9.44%
  930,000      Allergan Inc., 0%, 11/1/2020(1,2)                        578,925
  690,000      Amerisource Health, 5%, 12/1/2007(2)                     830,587
1,085,000      Elan Finance, 0%, 12/14/2018(1)                          862,575
  690,000      Gilead Sciences, 5%, 12/15/2007(2)                       633,938
  590,000      Invitrogen, 5.5%, 3/1/2007                               587,050
                                                                   ------------
                                                                      3,493,075
                                                                   ------------
               INDUSTRIALS/TRANSPORTATION: 5.68%
1,330,000      United Parcel Service, Inc., 1.75%, 9/27/2007          1,369,900
  730,000      Waste Connections, 5.5%, 4/15/2006                       730,913
                                                                   ------------
                                                                      2,100,813
                                                                   ------------
               MEDIA: 4.67%
  840,000      Liberty Media (convertible into shares of
                 Viacom), 3.25%, 3/15/2031(2)                           817,950
  520,000      Omnicom Group Inc., 2.25%, 1/6/2013                      908,050
                                                                   ------------
                                                                      1,726,000
               TECHNOLOGY: 22.44%
  600,000      Affiliated Computer Services, Inc. (convertible
                 into shares of Affiliated Computer Services),
                 4%, 3/15/2005                                          964,500
  820,000      Burr-Brown Corporation (convertible into shares
                 of Texas Instruments), 4.25%, 2/15/2007(2)             910,200
  940,000      Comverse Technology, Inc., 1.5%, 12/1/2005(2)            804,875
  950,000      DDI Corporation, 5.25%, 3/1/2008                         780,188
  835,000      International Rectifier Corporation, 4.25%,
                 7/15/2007(2)                                           694,094
1,100,000      Juniper Networks, Inc., 4.75%, 3/15/2007                 805,750
  300,000      Kestrel Solutions, Inc., 5.5%, 7/15/2005(2,3)            264,000
  865,000      Peregrine, 5.5%, 11/15/2007(2)                           917,981
  940,000      Rational Software Corporation, 5%, 2/1/2007(2)           794,300
  930,000      Semtech Corporation, 4.5%, 2/1/2007(2)                   871,875
  980,000      Solectron Corporation, 0%, 5/8/2020(1)                   493,675
                                                                   ------------
                                                                      8,301,438
                                                                   ------------
               TELECOMMUNICATIONS: 1.68%
  790,000      American Tower Corporation, 5%, 2/15/2010                622,125
                                                                   ------------

               Total Convertible Bonds (Cost $20,826,944)          $ 18,981,107
                                                                   ------------

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            12                 2001 SEMI-ANNUAL REPORT

THE ROCKHAVEN PREMIER DIVIDEND FUND
Schedule of Investments
AT MARCH 31, 2001 (UNAUDITED)


PRINCIPAL
 AMOUNT        SHORT-TERM INVESTMENTS: 0.42%                       MARKET VALUE
--------------------------------------------------------------------------------

 $154,463      Firstar Stellar Treasury Fund
                 (Cost $154,463)                                   $    154,463
                                                                   ------------
               Total Investments in Securities
                 (Cost $38,098,570)(4): 98.60%                       36,478,694
               Other Assets in Excess of Liabilities:  1.40%            517,089
                                                                   ------------
               NET ASSETS: 100%                                    $ 36,995,783
                                                                   ============

(1)  NON-INCOME PRODUCING.

(2) SECURITIES ISSUED IN RELIANCE ON RULE 144A OF THE SECURITIES ACT OF 1933. RULE 144A SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES HAVE BEEN DETERMINED BY THE ADVISOR TO BE LIQUID PURSUANT TO PROCEDURES ADOPTED BY THE TRUSTEES. AT MARCH 31, 2001, THESE SECURITIES AMOUNTED TO $8,317,469, REPRESENTING 22.48% OF NET ASSETS.

(3)  SECURITIES VALUED UNDER PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(4) AT MARCH 31, 2001, GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF SECURITIES WERE AS FOLLOWS:

         Gross unrealized appreciation                             $  1,619,920
         Gross unrealized depreciation                               (3,239,797)
                                                                   ------------
         Net unrealized appreciation                               $ (1,619,877)
                                                                   ============

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            13                 2001 SEMI-ANNUAL REPORT

THE ROCKHAVEN PREMIER DIVIDEND FUND
Statement of Assets and Liabilities
AT MARCH 31, 2001 (UNAUDITED)


ASSETS
Investments in securities, at value (cost $38,098,570)             $ 36,478,694
  Receivables:
    Securities sold                                                   1,107,218
    Dividends and interest                                              131,690
    Fund shares sold                                                    146,154
  Prepaid expenses                                                       34,230
                                                                   ------------
          Total assets                                               37,897,986
                                                                   ------------
LIABILITIES
  Payables:
    Interest purchased                                                      542
    Securities purchased                                                815,750
    Fund shares redeemed                                                 57,075
  Accrued expenses                                                       28,837
                                                                   ------------
          Total liabilities                                             902,204
                                                                   ------------
NET ASSETS                                                         $ 36,995,783
                                                                   ------------

Net asset value and redemption price per share
  [$36,995,783/2,737,929 shares outstanding; unlimited
  number of shares (par value $.01) authorized]                    $      13.51
                                                                   ------------

Maximum offering price per share ($13.51/.9425)                    $      14.33
                                                                   ------------

COMPONENTS OF NET ASSETS
  Paid-in capital                                                  $ 36,846,161
  Accumulated net realized gain on investments                        1,769,499
  Net unrealized depreciation on investments                         (1,619,877)
                                                                   ------------
          Net assets                                               $ 36,995,783
                                                                   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            14                 2001 SEMI-ANNUAL REPORT

THE ROCKHAVEN PREMIER DIVIDEND FUND
Statement of Operations
FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)


INVESTMENT INCOME
  Income
    Dividends                                                       $   344,874
    Interest                                                            321,280
                                                                    -----------
          Total income                                              $   666,154
  Expenses
    Advisory fees (Note 3)                                          $   128,202
    Distribution fees (Note 4)                                           45,212
    Administration fees (Note 3)                                         36,170
    Fund accounting fees                                                 13,914
    Professional fees                                                    12,474
    Transfer agent fees                                                  10,140
    Custody fees                                                          5,532
    Registration expense                                                  5,254
    Reports to shareholders                                               5,125
    Other                                                                 3,260
    Trustee fees                                                          2,361
    Insurance fees                                                        1,845
                                                                    -----------
      Total expenses                                                    269,489
      Add: expenses recouped by advisor (Note 3)                          1,585
                                                                    -----------
      Net expenses                                                      271,074
                                                                    -----------
          Net investment income                                         395,080
                                                                    ===========

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  Net realized loss on investments                                   (2,365,351)
  Net change in unrealized appreciation on investments               (5,858,759)
                                                                    -----------
      Net realized and unrealized loss on investments                (8,224,110)
                                                                    -----------
          Net decrease in net assets resulting from operations      $(7,829,030)
                                                                    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            15                 2001 SEMI-ANNUAL REPORT

THE ROCKHAVEN PREMIER DIVIDEND FUND
Statements of Changes in Net Assets


                                                                         SIX MONTHS ENDED       YEAR ENDED
NET INCREASE/(DECREASE) IN NET ASSETS FROM:                              MAR. 31, 2001(1)     SEPT. 30, 2000
                                                                         ----------------     --------------
OPERATIONS
  Net investment income                                                    $    395,080        $    453,828
  Net realized (loss)/gain on investments                                    (2,365,351)          3,694,066
  Net change in unrealized appreciation on investments                       (5,858,759)          3,496,919
                                                                           ------------        ------------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               (7,829,030)          7,644,813
                                                                           ============        ============
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                                   (370,166)           (416,093)
  From net realized gain                                                     (3,836,119)           (242,031)
                                                                           ------------        ------------
          TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                (4,206,285)           (658,124)
                                                                           ============        ============
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase in net assets derived from net
    change in outstanding shares (a)                                         12,007,353          21,299,705
                                                                           ------------        ------------
          TOTAL (DECREASE)/INCREASE IN NET ASSETS                               (27,962)         28,286,394
                                                                           ============        ============

NET ASSETS
Beginning of year                                                            37,023,745           8,737,351
                                                                           ------------        ------------
End of year                                                                $ 36,995,783        $ 37,023,745
                                                                           ============        ============

(a)  A summary of share transactions is as follows:

                                         SIX MONTHS ENDED                 YEAR ENDED
                                         MAR. 31, 2001(1)               SEPT. 30, 2000
                                  ----------------------------    ----------------------------
                                      SHARES         VALUE           SHARES          VALUE
                                  ------------    ------------    ------------    ------------
Shares sold                            690,747    $ 10,557,490       1,338,984    $ 22,560,352
Shares issued in reinvestment
  of distributions                     267,281       3,743,935          34,207         576,853
Shares redeemed                       (153,613)     (2,294,072)       (105,738)     (1,837,500)
                                  ------------    ------------    ------------    ------------
Net increase                           804,416    $ 12,007,353       1,267,453    $ 21,299,705
                                  ============    ============    ============    ============

(1)  UNAUDITED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            16                 2001 SEMI-ANNUAL REPORT

THE ROCKHAVEN PREMIER DIVIDED FUND
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                               NOV. 3, 1997(1)
                                        SIX MONTHS ENDED     YEAR ENDED        YEAR ENDED         THROUGH
                                        MAR. 31, 2001(5)   SEPT. 30, 1999    SEPT. 30, 2000    SEPT. 30, 1998
                                        ----------------   --------------    --------------    --------------
Net asset value,
  beginning of period                       $ 19.15            $ 13.12           $  9.80           $ 10.00
                                            -------            -------           -------           -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                        0.17               0.29              0.18              0.21
  Net realized and unrealized
    gain/(loss) on investments                (3.76)              6.26              3.33             (0.21)
                                            -------            -------           -------           -------
Total from investment operations              (3.59)              6.55              3.51                --
                                            -------            -------           -------           -------
LESS DISTRIBUTIONS
  From net investment income                  (0.16)             (0.27)            (0.19)            (0.20)
  From net realized gain
     on investments                           (1.89)             (0.25)               --                --
                                            -------            -------           -------           -------
Total distributions                           (2.05)             (0.52)            (0.19)            (0.20)
                                            -------            -------           -------           -------
Net asset value, end of period              $ 13.51            $ 19.15           $ 13.12           $  9.80
                                            =======            =======           =======           =======

Total return(2)                              (19.10)%(3)         50.67%            35.98%            (0.10)%(3)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)        $  37.0            $  37.0           $   8.7           $   1.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS
  Before expense reimbursement                 1.50%(4)           1.58%             3.06%            11.28%(4)
  After expense reimbursement                  1.50%(4)           1.50%             1.50%             1.49%(4)

RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS
  After expense reimbursement                  2.18%(4)           1.83%             1.51%             2.62%(4)

Portfolio turnover rate                      139.83%            180.77%           120.16%           147.56%
                                            =======            =======           =======           =======

(1)  COMMENCEMENT OF OPERATIONS.

(2)  DOES NOT REFLECT SALES LOAD.

(3)  NOT ANNUALIZED.

(4)  ANNUALIZED.

(5)  UNAUDITED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            17                 2001 SEMI-ANNUAL REPORT

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--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            18                 2001 SEMI-ANNUAL REPORT

THE ROCKHAVEN PREMIER DIVIDEND FUND
Notes to Financial Statements
AT MARCH 31, 2001 (UNAUDITED)


NOTE 1--ORGANIZATION

The Rockhaven Fund and The Rockhaven Premier Dividend Fund (the "Funds") are each a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Rockhaven Fund's primary investment objective is obtaining above average current income together with capital appreciation. The Rockhaven Premier Dividend Fund's primary investment objective is obtaining high current income and its secondary objective is seeking capital appreciation. The Funds attempt to achieve their objectives by investing in a diversified portfolio of equity securities. The Funds began operations on November 3, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

A. SECURITY VALUATION: The Funds' investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

B. FEDERAL INCOME TAXES: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            19                 2001 SEMI-ANNUAL REPORT

THE ROCKHAVEN PREMIER DIVIDEND FUND
Notes to Financial Statements
AT MARCH 31, 2001 (UNAUDITED)


C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from generally accepted accounting principles.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended March 31, 2001, Rockhaven Asset Management, LLC (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of each Fund. For the six months ended March 31, 2001, The Rockhaven Fund and The Rockhaven Premier Dividend Fund incurred $16,943 and $128,202, respectively, in Advisory Fees.

The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by each Fund and to pay each Fund's operating expenses to the extent necessary to limit each Fund's aggregate annual operating expenses to 1.50% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses, which are a Fund's obligation, are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund's expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to a Fund's payment of current ordinary

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            20                 2001 SEMI-ANNUAL REPORT

THE ROCKHAVEN PREMIER DIVIDEND FUND
Notes to Financial Statements
AT MARCH 31, 2001 (UNAUDITED)


operating expenses. For the six months ended March 31, 2001, the Advisor recouped $1,585 of such expenses it previously reimbursed to The Rockhaven Premier Dividend Fund. For the six months ended March 31, 2001, the Advisor reduced its fees and absorbed Fund expenses in the amount of $56,595 for The Rockhaven Fund; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture, pursuant to the aforementioned conditions, amounted to $337,404 and $192,923 for The Rockhaven Fund and The Rockhaven Premier Dividend Fund, respectively.

Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

FUND ASSET LEVEL                             FEE RATE
----------------                             --------
Less than $15 million                        $30,000
$15 million to less than $50 million         0.20% of average daily net assets
$50 million to less than $100 million        0.15% of average daily net assets
$100 million to less than $150 million       0.10% of average daily net assets
More than $150 million                       0.05% of average daily net assets

First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of each Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan,

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            21                 2001 SEMI-ANNUAL REPORT
distribution fees are paid to the Advisor as "Distribution Coordinator". For the six months ended March 31, 2001, the Funds paid the Distribution Coordinator in the amount of $5,647 for The Rockhaven Fund and $45,212 for The Rockhaven Premier Dividend Fund.

NOTE 5 - SECURITIES TRANSACTIONS

For the six months ended March 31, 2001, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for The Rockhaven Fund, were $5,156,713 and $4,972,844, respectively.

For the six months ended March 31, 2001, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for The Rockhaven Premier Dividend Fund, were $58,327,130 and $50,639,849, respectively.

NOTE 6 - PRIVACY NOTICE

The Rockhaven Funds and Rockhaven Asset Management collect non-public information about you from the following sources:

*    Information we receive about you on applications or other forms;
*    Information you give us orally; and
*    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            22                 2001 SEMI-ANNUAL REPORT

ADVISOR
Rockhaven Asset Management, LLC
100 First Avenue, Suite 850
Pittsburgh, PA 15222
www.rockhaven.com

DISTRIBUTOR
First Fund Distributors, Inc.
4455 East Camelback Road, Suite 261E
Phoenix, AZ 85018

CUSTODIAN
Firstar Bank N.A.
425 Walnut Street
Cincinnati, OH 45202

TRANSFER AGENT
Ultimus Fund Solutions, LLC
135 Merchant Street, Suite 230
Cincinnati, OH 45246

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
345 California Street, 29th Floor
San Francisco, CA 94104

AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

THIS REPORT IS INTENDED FOR SHAREHOLDERS OF THE FUND AND MAY NOT BE USED AS SALES LITERATURE UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

PAST PERFORMANCE RESULTS SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. SHARE PRICE AND RETURNS WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. STATEMENTS AND OTHER INFORMATION HEREIN ARE DATED AND SUBJECT TO CHANGE.

[LOGO]

ROCKHAVEN ASSET MANAGEMENT
THE RISK MANAGERS

100 First Avenue Suite
850 Pittsburgh, PA 15222

800.522.3508
412.434.6771 FAX
www.rockhaven.com

(5/01-1500)